Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Liquid Environmentally Aware Fund
(the “Fund”)
Supplement dated September 29, 2023 to the Summary Prospectuses, Prospectuses
and Statement of Additional Information of the Fund, each dated November 28, 2022, as supplemented to date
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
∎ Discretionary Liquidity Fee Risk—The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

BlackRock Liquid Environmentally Aware Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Liquid Environmentally Aware Fund
(the “Fund”)
Supplement dated September 29, 2023 to the Summary Prospectuses, Prospectuses
and Statement of Additional Information of the Fund, each dated November 28, 2022, as supplemented to date
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of each Summary Prospectus and Prospectus entitled “Principal Risks of Investing in the Fund” and “Fund Overview—Principal Risks of Investing in the Fund” is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
∎ Discretionary Liquidity Fee Risk—The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.